Statements of Net Assets Available for Benefits - EBP 011 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Beneficial interest in BD Defined Contribution Plan Master Trust	$ 6,316,624,894	$ 5,702,389,182
Notes receivable from participants	72,906,552	69,266,803
Contributions receivable – Company	104,985,912	64,680,670
Pending trade settlements	1,261,930	2,720,408
Total assets	6,495,779,288	5,839,057,063
Liabilities
Pending trade settlements	1,618,927	2,718,896
Investment management fees payable	821,623	1,233,278
Total liabilities	2,440,550	3,952,174
Net assets available for benefits	$ 6,493,338,738	$ 5,835,104,889